Land Use Rights, Net - Schedule of Amortization Expense (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights, Net [Line Items]
2025	$ 211,455
2026	211,455
2027	211,455
2028	211,455
2029 and thereafter	8,352,158
Total	$ 9,197,978	$ 9,673,696